Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other receivables [abstract]
Schedule of trade and other receivables	Trade and other receivables are composed of receivables which are detailed below:

	As of June 30,	As of December 31,
(in millions of $)	2026	2025
Trade receivables	1,832	1,490
Tax receivables	75	123
Interest receivables	24	34
Other receivables	–	–
Total trade and other receivables	1,931	1,647